American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management Voted
4/4/2018 ABBOTT LABORATORIES		ABT	002824100		4/27/2018	1 DIRECTOR							4/4/2018
						R.J. ALPERN	Issuer		Yes		For	For
						R.S. AUSTIN	Issuer		Yes		For	For
						S.E. BLOUNT	Issuer		Yes		For	For
						E.M. LIDDY	Issuer		Yes		For	For
						N. MCKINSTRY	Issuer		Yes		For	For
						P.N. NOVAKOVIC	Issuer		Yes		For	For
						W.A. OSBORN	Issuer		Yes		For	For
						S.C. SCOTT III	Issuer		Yes		For	For
						D.J. STARKS	Issuer		Yes		For	For
						J.G. STRATTON	Issuer		Yes		For	For
						G.F. TILTON	Issuer		Yes		For	For
						M.D. WHITE	Issuer		Yes		For	For
						2 RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS.	Issuer		Yes		For	For
						3 SAY ON PAY - AN ADVISORY VOTE TO APPROVE EXECUTIVE	Issuer		Yes		For	For
COMPENSATION.
						4 SHAREHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN.	Issuer		Yes		Against	For

4/4/2018 GB SCIENCES INC		GBLX	399847102		4/6/2018	1 To approve the change in corporate domiclie from the State of Deleware to the State Issuer			Yes		For	For	4/4/2018
of Nevada
						2 To approve an amendment to our certificate of incorporation to increase in the	Issuer		Yes		For	For
number of authorized capital shares from 250,000,000 to 400,000,000.
4/12/2018 GROWGENERATION CORP.		GRWG	39986	L109	4/20/2018	1 DIRECTOR	Issuer		Yes		For	For	4/12/2018
						Michael Salaman	Issuer		Yes		For	For
						Darren Lampert	Issuer		Yes		For	For
						Steven Aiello	Issuer		Yes		For	For
						Peter Rosenberg	Issuer		Yes		For	For
						Sean Stiefel	Issuer		Yes		For	For
						2 To approve and ratify the appointment of Connolly Grady & Cha LLP as the	Issuer		Yes		For	For
Company's independent registered public accounting firm to audit the Company's financial statements as of December 31, 2017 and for the fiscal year then ending.

						3 To approve and ratify the adoption of the Company's 2018 Equity Incentive Plan.	Issuer		Yes		For	For

4/12/2018 KUSH BOTTLES, INC.		KSHB	501334106		5/8/2018	1A Election of Director: Eric Baum	Issuer		Yes		For	For	4/12/2018
						1B Election of Director: Barbara Goodstein	Issuer		Yes		For	For
						1C Election of Director: Dallas Imbimbo	Issuer		Yes		For	For
						1D Election of Director: Donald Hunter	Issuer		Yes		For	For
						1E Election of Director: Nicholas Kovacevich	Issuer		Yes		For	For
						2 To ratify the appointment of RBSM LLP as the Company's independent registered	Issuer		Yes		For	For
public accounting firm.
						3 To approve an amendment to the Company's 2016 Stock Incentive Plan to increase	Issuer		Yes		For	For
the maximum number of shares authorized for issuance thereunder by 10,000,000 shares.
						4 To approve an amendment to the Company's Articles of Incorporation to change the Issuer			Yes		For	For
Company's name to KushCo Holdings, Inc.
						5 To approve an amendment and restatement of the Company's Articles of	Issuer		Yes		For	For
Incorporation to add provisions relating to limitation of directors' and officers'
liability and indemnification of directors, officers and other persons and to make certain other ministerial changes.
4/12/2018 VALEANT PHARMACEUTICAL VRX			91911	K102	4/30/2018	1a Election of Director: Richard U. DeSchutter	Issuer		Yes		For	For	4/12/2018
						1b Election of Director: D. Robert Hale	Issuer		Yes		For	For
						1c Election of Director: Dr. Argeris (Jerry) N. Karabelas	Issuer		Yes		For	For
						1d Election of Director: Sarah B. Kavanagh	Issuer		Yes		For	For
						1e Election of Director: Joseph C. Papa	Issuer		Yes		For	For
						1f Election of Director: John A. Paulson	Issuer		Yes		For	For
						1g Election of Director: Robert N. Power	Issuer		Yes		For	For
						1h Election of Director: Russel C. Robertson	Issuer		Yes		For	For
						1i Election of Director: Thomas W. Ross, Sr.	Issuer		Yes		For	For
						1j Election of Director: Amy B. Wechsler, M.D.	Issuer		Yes		For	For

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management Voted
						2 The approval, in an advisory resolution, of the compensation of our Named	Issuer		Yes		For	For
Executive Officers as disclosed in the Compensation Discussion and Analysis section, executive compensation tables and accompanying narrative discussions contained in the Management Proxy Circular and Proxy Statement.

						3 The approval of an amendment to the Company's 2014 Omnibus Incentive Plan to	Issuer		Yes		For	For
increase the number of Common Shares authorized under such plan.
						4 To appoint PricewaterhouseCoopers LLP as the auditors for the Company to hold	Issuer		Yes		For	For
office until the close of the 2019 Annual Meeting of Shareholders and to authorize the Company's Board of Directors to fix the auditors' remuneration.

4/18/2018 INNOVATIVE INDUSTRIAL PR IIPR			45781	V101	5/23/2018	1 DIRECTOR	Issuer		Yes		For	For	4/18/2018
						Alan Gold	Issuer		Yes		For	For
						Gary Kreitzer	Issuer		Yes		For	For
						Scott Shoemaker	Issuer		Yes		For	For
						Paul Smithers	Issuer		Yes		For	For
						David Stecher	Issuer		Yes		For	For
						2 Ratification of the appointment of BDO USA, LLP as the Company's independent	Issuer		Yes		For	For
registered public accounting firm for the year ending December 31, 2018.

5/16/2018 CARA THERAPEUTICS, INC.		CARA	140755109		6/6/2018	1 Harrison M. Bains, Jr.	Issuer		Yes		For	For	5/16/2018
						2 Ratification of the appointment of Ernst & Young LLP as the registered public	Issuer		Yes		For	For
accounting firm for the fiscal year ending December 31, 2018.

5/16/2018 MERCK & CO., INC.		MRK	58933	Y105	5/22/2018	1a Election of Director: Leslie A. Brun	Issuer		Yes		For	For	5/16/2018
						1b Election of Director: Thomas R. Cech	Issuer		Yes		For	For
						1c Election of Director: Pamela J. Craig	Issuer		Yes		For	For
						1d Election of Director: Kenneth C. Frazier	Issuer		Yes		For	For
						1e Election of Director: Thomas H. Glocer	Issuer		Yes		For	For
						1f Election of Director: Rochelle B. Lazarus	Issuer		Yes		For	For
						1g Election of Director: John H. Noseworthy	Issuer		Yes		For	For
						1h Election of Director: Paul B. Rothman	Issuer		Yes		For	For
						1i Election of Director: Patricia F. Russo	Issuer		Yes		For	For
						1j Election of Director: Craig B. Thompson	Issuer		Yes		For	For
						1k Election of Director: Inge G. Thulin	Issuer		Yes		For	For
						1l Election of Director: Wendell P. Weeks	Issuer		Yes		For	For
						1m Election of Director: Peter C. Wendell	Issuer		Yes		For	For
						2 Non-binding advisory vote to approve the compensation of our named executive	Issuer		Yes		For	For
officers.
						3 Ratification of the appointment of the Company's independent registered public	Issuer		Yes		For	For
accounting firm for 2018.
						4 Shareholder proposal concerning shareholders' right to act by written consent.	Issuer		Yes		Against	For

5/16/2018 CORBUS PHARMACEUTICALS CRBP			21833	P103	5/24/2018	1 DIRECTOR							5/16/2018
						Yuval Cohen	Issuer		Yes		For	For
						Alan Holmer	Issuer		Yes		For	For
						David P. Hochman	Issuer		Yes		For	For
						Avery W. Catlin	Issuer		Yes		For	For
						Paris Panayiotopoulos	Issuer		Yes		For	For
						2 Ratification of EisnerAmper LLP as the Company's independent registered public	Issuer		Yes		For	For
accounting firm for the year ending December 31, 2018.

5/21/2018 MEDICINE MAN TECHNOLOGI MDCL			58468	U106	6/9/2018	1.1 Election of Director: Brett Roper	Issuer		Yes		For	For	5/21/2018
						1.2 Election of Director: James S. Toreson	Issuer		Yes		For	For
						2 To ratify the appointment of BF Borgers, CPA P.C. as the Company's independent	Issuer		Yes		For	For
registered public accountant, to audit the Company's financial books and records for its fiscal year ending December 31, 2017.
						3 To approve the amendment to the Company's 2017 Equity Incentive Plan to be	Issuer		Yes		For	For
expanded from 1.5M to 3.5M shares for its duration or, as may be amended in the future by the Board of Directors via the consent of the Shareholders of the
Company.

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
6/7/2018 LEXARIA BIOSCIENCE CORP. LXRP			52886	N307	6/13/2018	1 DIRECTOR							6/7/2018
						Chris Bunka	Issuer		Yes		For	For
						John Docherty	Issuer		Yes		For	For
						Nicholas Baxter	Issuer		Yes		For	For
						Ted McKechnie	Issuer		Yes		For	For
						2 Appointment of Davidson & Company LLP, Chartered Accountants, as Auditors of Issuer			Yes		For	For
the Company for the ensuing year and authorizing the Directors to fix their remuneration.
						3 To approve the plan of conversion whereby the Company's corporate jurisdiction	Issuer		Yes		For	For
will be
changed from the State of Nevada to the Province of British Columbia, Canada by
means of a
process called a "conversion" and a "continuation", as more fully described in the
Company's
information circular.
						4 To transact such other business as may properly come before the Meeting or any	Issuer		Yes		For	For
adjournment
thereof.